EQUITY SECURITIES TRUST I

Semiannual Report

June 30, 2002

Trustees

  Donald J. Puglisi, Managing Trustee

  William R. Latham III

  James B. O'Neill

Administrator, Custodian, Transfer Agent

and Paying Agent

  The Bank of New York

  100 Church Street

  New York, New York 10007

Summary Information

Equity Securities Trust I is a Delaware business trust. It was created to issue Equity Trust Securities and to carry out the transactions described in this summary. The Equity Trust Securities are securities that represent all of the beneficial interest in the trust. On October 23, 2001, the trust sold 26,918,195 Equity Trust Securities to the public at a price of $36.05 each. With the part of the net proceeds received from the sale of the Equity Trust Securities, the trust purchased a portfolio of U.S. treasury securities and, with the remainder of the proceeds, it purchased prepaid forward contracts for the purchase of Cablevision NY Group Class A common stock (“Class A common stock”) issued by Cablevision Systems Corporation (“Cablevision”) from certain subsidiaries of AT&T Corp. These subsidiaries are referred to in this summary as the “sellers.”

The terms of the Equity Trust Securities are designed to give the holders a higher current yield than they would receive by owning the Class A common stock, while also giving them the chance to share in the increased value of Class A common stock if its price goes up. Cablevision does not currently pay dividends on its common stock and has stated that it does not intend to do so, but in the future Cablevision might pay dividends that are higher than the distributions holders will receive from the trust. Holders of the Equity Trust Securities will receive less than they paid for their securities if the price of Class A common stock is below that price when the trust terminates on or shortly after November 15, 2004 (which is referred to below as the “exchange date”), but they will receive only part of the increased value if the price of the Class A common stock goes up, and then only if the price is above $43.981 per share shortly before the exchange date.

Each Equity Trust Security entitles the holder to a cash distribution of $0.5858 on each February 15, May 15, August 15 and November 15, ending on November 15, 2004. Those payments are made from maturing U.S. Treasury securities that the trust acquired when it issued the Equity Trust Securities.

On the exchange date, holders of the Equity Trust Securities will receive between 0.8197 and 1.0 shares of Class A common stock for each Equity Trust Security owned. If, shortly before the exchange date, the price of the Class A common stock is more than $43.981 per share, holders will receive 0.8197 shares of Class A common stock, or the cash equivalent, for each Equity Trust Security owned. If the price of the Class A common stock is more than $36.05 per share but less than or equal to $43.981 per share, holders will receive Class A common stock worth $36.05, or the cash equivalent, for each Equity Trust Security. Finally, if the price of Class A common stock is $36.05 per share or less, holders will receive one share of Class A common stock, or the cash equivalent, for each Equity Trust Security owned. Those amounts will be adjusted if Cablevision splits its stock, pays a stock dividend, issues warrants or distributes certain types of assets or if certain other events occur.

Under their prepaid forward contracts with the trust, the sellers have the option to deliver cash to the trust instead of shares of Class A common stock. If the sellers decide to deliver cash, holders will receive the cash value of the Class A common stock they would have received under the sellers’ contracts instead of the shares themselves. If Cablevision merges into another company or liquidates, holders may receive shares of the other company or cash instead of Class A common stock on the exchange date. If a seller defaults under its prepaid forward contract with the trust, the obligations of the sellers under their contracts will be accelerated and the trust will immediately distribute to holders the Class A common stock or cash received by the trust under the prepaid forward contracts plus the amount of the U.S. treasury securities then held by the trust.

The sellers may elect to deliver cash instead of the Class A common stock subject to their contracts by completing an offering of securities to refinance the Equity Trust Securities (a “rollover offering”). The sellers may extend the exchange date under their prepaid forward contracts to February 15, 2005, but only in connection with a rollover offering. If the sellers extend the exchange date, they must deliver cash to be distributed as an additional partial distribution at the rate of $0.5858 per quarter for the period beginning on November 15, 2004 and ending on the extended exchange date. If the sellers complete a rollover offering and have extended the exchange date, the sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the extended exchange date. If the sellers have elected to extend the exchange date to February 15, 2005, the sellers will also have the option, in connection with the consummation of the rollover offering, of later accelerating the exchange date to between November 15, 2004 and February 15, 2005, in which case the sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the accelerated exchange date.

This is only a summary of certain provisions and features of the Equity Trust Securities and is not a complete statement of their terms. For a more complete description of the terms of these securities, you should refer to the trust=s prospectus dated October 17, 2001. A copy of this prospectus may be found in the Securities and Exchange Commission=s Electronic Data Gathering, Analysis and Retrieval (EDGAR) system at http://www.sec.gov.

EQUITY SECURITIES TRUST I STATEMENT OF ASSETS AND LIABILITIES June 30, 2002
(Unaudited)

ASSETS

Investments, at value (cost $908,472,941)	$378,631,666
Cash	1,321
Prepaid expenses	207,809

Total Assets	$378,840,796

LIABILITIES

Accounts payable	58,854
Unearned expense reimbursement	207,809

Total Liabilities	266,663

Net Assets	$378,574,133

COMPOSITION OF NET ASSETS

Equity Trust Securities
26,918,196 shares issued and outstanding (Note 9)	$908,415,408
Unrealized depreciation of investments	(529,841,275)

Net Assets	$378,574,133

Net Asset Value per share ($378,574,133/26,918,196 shares outstanding)	$14.06

The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I SCHEDULE OF INVESTMENTS June 30, 2002
(Unaudited)
	Par	Maturity	Market
Securities Description	Value	Date	Value	Cost

United States Government Securities

United States Treasury Strips	$15,770,000	08/15/02	$15,742,560	$15,725,816
United States Treasury Strips	15,770,000	11/15/02	15,696,354	15,645,113
United States Treasury Strips	15,770,000	02/15/03	15,601,892	15,519,646
United States Treasury Strips	15,770,000	05/15/03	15,516,103	15,409,008
United States Treasury Strips	15,770,000	08/15/03	15,394,359	15,299,347
United States Treasury Strips	15,770,000	11/15/03	15,331,162	15,215,041
United States Treasury Strips	15,770,000	02/15/04	15,120,434	15,040,373
United States Treasury Strips	15,770,000	05/15/04	14,961,787	14,892,822
United States Treasury Strips	15,770,000	08/15/04	14,804,245	14,745,902
United States Treasury Strips	15,770,000	11/15/04	14,619,105	14,535,613
	$157,700,000		152,788,001	152,028,681

FORWARD PURCHASE CONTRACT:
26,918,195 shares of Cablevision NY
Group Class A Common Stock			225,843,665	756,444,260
Total			$378,631,666	$908,472,941

The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I STATEMENT OF OPERATIONS For the six months ended June 30, 2002
(Unaudited)

Interest income		$2,196,138

EXPENSES:
Administrative fees and expenses	$18,584
Legal fees	4,848
Audit fees	12,500
Trustees' fees	5,818
Other expenses	6,222

Total fees and expenses	47,972

EXPENSE REIMBURSEMENT (Note 7)	(47,972)

Total expenses - net		-

Net investment income		2,196,138

Net change in unrealized depreciation
of investments		(805,606,964)

Net decrease in net assets resulting from operations		$(803,410,826)

The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I STATEMENTS OF CHANGES IN NET ASSETS For the six months ended June 30, 2002 and the period from October 23, 2001 (Commencement of Operations) to December 31, 2001
(Unaudited)	Six months
	ended	Period ended
	June 30,	December 31,
	2002	2001
OPERATIONS:

Net investment income	$2,196,138	$877,912
Net change in unrealized depreciation of investments	(805,606,964)	275,765,688
Net (decrease) increase in net assets
from operations	(803,410,826)	276,643,600

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,074,050)
Return of capital	(32,332,583)

Total distributions	(35,406,633)

CAPITAL SHARES TRANSACTION :

Gross proceeds from the sale of 11,500,000 DECS		970,400,930
Less:
Selling commissions & offering costs		(29,653,038)
Net increase in net assets from capital
shares transactions		940,747,892

Total (decrease) increase in net assets for
the period	(838,817,459)	1,217,391,492

Net assets, beginning of period	1,217,391,592	100

Net assets, end of period	$378,574,133	$1,217,391,592

The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I

Notes to Financial Statements
(Unaudited)

Note 1.  Organization

Equities Securities Trust I (“Trust”) was established on April 11, 2000 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the “Act”).  In October 2001, the Trust sold Equity Trust Securities to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act.  The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for prepaid forward purchase contracts for shares of Cablevision NY Group Class A Common Stock (“Cablevision”) from existing stockholders (the “Sellers”) of the Cablevision.  Each Equity Trust Security represents between 0.8197 and 1.00 shares of  Cablevision NY Group Class A Common Stock.  The common stock, or its cash equivalent, is deliverable pursuant to the contract on November 15, 2004 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the “Administrator”), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

Note 2.  Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with accounting principles generally accepted in the United States of America.

Note 3.  Valuation of investments

The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period.  Amortized cost is calculated using the effective interest method.  The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto, or if such bid quotations are not available, as determined in good faith by the Trustees.

Note 4.  Investment transactions

Securities transactions are accounted for on a trade date basis.  Interest income is recorded as earned and consists of accrual of discount.  Realized gains and losses are accounted for on the specific identification method.

Note 5.  Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

EQUITY SECURITIES TRUST I

Notes to Financial Statements
(Unaudited)

Note 6.  Distributions

Equity Trust Security holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $2.3433 per annum or $.585825 per quarter (except for the first distribution on February 15,2002 which was $.728925).  For the six months ended June 30, 2002, the total distribution to shareholders is $35,406,633.  The distribution includes return of capital and net investment income of $32,332,583 and $3,074,050, respectively.

Note 7.  Purchases and Sales on Investment

Maturities of U.S. Treasury Strips for the period ended June 30, 2002 totaled $35,349,000. There were no  sales or purchases of U.S. Treasury Strips or forward purchase contracts during the six months ended June 30, 2002.

Note 8.  Trustees Fees

Each of the three Trustees has been paid a one-time, up front fee of $10,800 for their services during the life of the Trust.  The Managing Trustee has been paid an additional one-time, upfront fee of $3,600 for serving in such capacity.  The total prepaid fees of $36,000 have been paid by the Trust’s Sponsor.

Note 9.  Income Taxes

The Trust is treated as a Grantor Trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 2002, net unrealized appreciation of investments, based on cost for Federal income tax purposes, of $908,472,941, aggregated $529,841,275, consisting of gross unrealized appreciation and depreciation of investments of $759,320, and $530,600,595, respectively.

Note 10.  Expenses

The Trust’s Sponsor has paid each of the Administrator, the Custodian and the Paying Agent, and each Trustee, at the closing of the offering of the Equity Trust Securities a one-time, up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust.  The Trust’s Sponsor has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.

EQUITY SECURITIES TRUST I

Notes to Financial Statements
(Unaudited)

Note 11.  Forward Purchase Contract

The Trust has acquired and holds forward purchase contracts with existing shareholders of  Cablevision (the “Sellers”) and paid them $756,444,260 in connection therewith.  Pursuant to such contract, the Sellers are obligated to deliver to the Trust a number of shares of Cablevision NY Group Class A Common Stock on November 15, 2004 (the “Exchange Date”) so as to permit the holders of the Equity Trust Securities to exchange on the Exchange Date each of their Equity Trust Securities for between .8197 and 1.00 shares, or the cash equivalent.

Offering expenses of $541,010 were paid by the sellers.  This amount has been recorded as a reduction in the cost of the forward contract.

The Sellers obligations under the forward purchase contracts are collateralized by shares of Cablevision NY Group Class A Common Stock which are being held in the custody of the Trust’s Custodian, The Bank of New York.  At June 30, 2002, the Custodian held 26,918,195 shares with an aggregate value of $254,646,125.

Note 12.  Capital Share Transactions

During the offering period, the Trust sold 26,918,195 Equity Trust Securities to the public and received net proceeds of $940,747,898 ($970,400,930 less sales commissions and offering expenses of $29,653,038).  As of June 30, 2002, there were 26,918,196 Equity Trust Securities issued and outstanding.

EQUITY SECURITIES TRUST I

Financial highlights
(Unaudited)

The Trust’s financial highlights are presented below.  The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period.  Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

		Period from
		October 23, 2001
		(Commencement
	For the six	of Operations) to
	months ended	December 31,
	June 30, 2002	2001
Net asset value, beginning of period	$45.23	$34.97 *
Income from Investment Operations:
Net investment income	.08	.04
Unrealized (loss) gain on investments	(29.94)	10.24
Net (decrease) increase in net asset value	(29.86)	10.28

Less: Distributions
Distribution from income	(.11)	-
Return of capital	(1.20)	-
Total distributions	(1.31)	-

Capital Share Transactions:
Offering costs	-	(.02)
Ending net asset value	$14.06	$45.23
Ending market value **	$14.70	$46.59
Total investment return (2)	(58.03)%	23.44%
Ratios/Supplemental data
Ratio of expenses to average net assets:
Before reimbursement (1)	.01%	.02%
After reimbursement (1)	.00%	.00%
Ratio of net investment income to average net assets:
Before reimbursement (1)	.54%	.40%
After reimbursement (1)	.55%	.42%
Net assets, end of period (in thousands)	$378,574	$1,217,392
(1) Annualized

(2) The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period.  The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust.  The total return for a period  of less than one year is not annualized.

* Net proceeds less selling commissions and offering expenses ($1.18 per share)
** Closing price on NYSE at end of year.